1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Richard Horowitz richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 8452 Fax

March 13, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	OFI Carlyle Private Credit Fund

Ladies and Gentlemen:

Pursuant to Rule 486(a) under the Securities Act of 1933, as amended, transmitted herewith on behalf of the OFI Carlyle Private Credit Fund (the “Fund”), a closed-end management investment company, for filing via EDGAR is Post-Effective Amendment No. 6 to the Registration Statement. The purpose of this filing is to register Class I2 shares of the Fund.

We anticipate filing an acceleration request letter on behalf of the Fund in anticipation of going effective on April 12, 2019.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz